Stock-Based Compensation (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Stock-Based Compensation [Abstract]
Schedule of Stock-based Compensation Expense for Stock Options	Stock-based compensation expense recognized in selling, general, and administrative, and research and development are as follows:
	Three Months Ended September 30,		Nine Months Ended September 30,
	2023	2022	2023	2022
Options	$663,369	$633,883	$2,014,240	$1,959,648
Restricted stock	423,928	377,790	1,409,735	2,178,883
Stock options – modified options	9,721	16,791	33,971	55,307
Profit interest units	31,226	152,315	(260,475)	293,165
Total	$1,128,244	$1,180,779	$3,197,471	$4,487,003
Stock-based compensation expense recognized in selling, general, and administrative, and research and development are as follows:
	Years Ended December 31,
	2022	2021
Options	$2,634,486	$2,643,242
Restricted stock	2,395,580	1,514,120
Total	$5,030,066	$4,157,362

Schedule of Black-scholes Option Pricing Model to Estimate the Fair Value of Stock Options	The following assumptions were used in the Monte Carlo Simulation model to calculate the fair value of Class D Incentive Units outstanding as of September 30, 2023.
Class D Units
Expected life of Class D Incentive Units (in years)(1)	5.5
Risk-free interest rate(2)	3.02%
Volatility(3)	69.50%

(1)      The expected life of options is the average of the contractual term of the Class D Incentive Units and the vesting period.

(2)      The risk-free interest rate is based on the yields on U.S. Treasury debt securities with maturities approximating the estimated life of the options.

(3)      Volatility is estimated by management. As the Company has been a private company for most of its existence, there is not enough historical volatility data related to the Company’s Common stock as a public entity. Therefore, this estimate is based on the average volatility of certain public company peers within the Company’s industry.

The Company uses the Black-Scholes option pricing model to estimate the fair value of stock options. Fair value is estimated at the date of grant for employee and nonemployee options. The following assumptions were used in the Black-Scholes option pricing model to calculate the fair value of stock options granted for the year ended December 31, 2022 the 2020 Plan.
2020 Plan
Expected life of options (in years)(1)	6.1
Dividend yield(2)	0%
Risk-free interest rate(3)	2.75%
Volatility(4)	56.2%

(1)      The expected life of options is the average of the contractual term of the options and the vesting period.

(2)      No cash dividends have been declared on the Company’s common stock since the Company’s inception, and the Company currently does not anticipate declaring or paying cash dividends over the expected life of the options.

(3)      The risk-free interest rate is based on the yields on U.S. Treasury debt securities with maturities approximating the estimated life of the options.

(4)      Volatility is estimated by management. As the Company has been a private company for most of its existence, there is not enough historical volatility data related to the Company’s Common stock as a public entity. Therefore, this estimate is based on the average volatility of certain public company peers within the Company’s industry.

Schedule of Stock Option Activity	A summary of the status of the Company’s Class D Incentive Units as of December 31, 2022, and changes during the nine months ended September 30, 2023, is presented below:
	Shares	Weighted- Average Grant Date Fair Value ($)
Nonvested at December 31, 2022	250,000	13.28
Granted	—	—
Vested	—	—
Cancelled(1)	200,000	12.49
Nonvested and Outstanding at September 30, 2023	50,000	12.49

(1)      Cancelled units represents unvested units granted to cliff vest on the grant anniversary date. However, the employees were terminated before the grant date anniversary. As a result, the previously recognized expenses of $421,371 was reversed.

The following is a summary of the stock option activity under the 2010 Plan, as converted to the Company’s shares due to the Reverse Recapitalization, for the year ended December 31, 2022:
	Shares	Weighted- Average Exercise Price per Share ($)	Weighted- Average Remaining Contractual Term (Years)	Aggregate Intrinsic Value ($)
Outstanding – December 31, 2021	25,876	128.40	5.90	5,688,501
Granted	—	—	—	—
Exercised	(1,493)	83.60	—	—
Forfeited	(1,532)	313.60	—	—
Expired/Cancelled	(1,513)	177.60	—	—
Outstanding – December 31, 2022	21,338	116.40	5.70	—
Options Exercisable at December 31, 2022	19,935	102.80	4.44	—
Option Vested at December 31, 2022	19,935	102.80	4.44	—
The following is a summary of the stock option activity under the 2020 Plan for the year ended December 31, 2022:
	Shares	Weighted- Average Exercise Price per Share ($)	Weighted- Average Remaining Contractual Term (Years)	Aggregate Intrinsic Value ($)
Outstanding – December 31, 2021	40,071	527.20	9.27	46,920
Granted	8,810	174.40	$—	—
Exercised	—	—	—	—
Forfeited	(6,033)	401.60	—	—
Expired/Cancelled	(70)	330.00	—	—
Outstanding – December 31, 2022	42,778	468.40	8.46	—
Options Exercisable at December 31, 2022	—	—	—	—
Option Vested at December 31, 2022	15,226	535.20	8.17	—

Schedule of Other Share Based Compensation Information	Other Information:
	Nine Months Ended September 30,
	2023	2022
Amount received from option exercised	$—	$209,280
	September 30, 2023	Weighted average remaining recognition period
Total unrecognized options compensation costs	$3,966,817	1.63
Other Information:
	Years Ended December 31,
	2022	2021
Amount received from option exercised	$245,748	$576,528
	December 31, 2022	Weighted average remaining recognition period
Total unrecognized options compensation costs	$6,195,461	2.55

Schedule of Nonvested Restricted Stock Units	A summary of the status of the Company’s nonvested restricted stock units as of December 31, 2021, and changes during the year ended December 31, 2022, is presented below:
	Shares	Weighted- Average Grant Date Fair Value ($)
Nonvested at December 31, 2021	8,845	440.00
Granted	12,585	122.80
Vested/Release	(9,962)	244.80
Cancelled/Forfeited	(561)	348.80
Nonvested and Outstanding at December 31, 2022	10,907	257.20

Schedule of Stock Option Activity	The following is a summary of the stock option activity under the 2010 Plan for the nine months ended September 30, 2023:
	Shares	Weighted- Average Exercise Price per Share ($)	Weighted- Average Remaining Contractual Term (Years)	Aggregate Intrinsic Value ($)
Outstanding – December 31, 2022	21,338	116.40	5.70	—
Granted	—	—	—	—
Exercised	—	—	—	—
Forfeited	(210)	278.80	—	—
Expired/Cancelled	(2,013)	213.60	—	—
Outstanding – September 30, 2023	19,115	103.20	3.77	—
Options Exercisable at September 30, 2023	18,811	99.60	3.72	—
Option Vested at September 30, 2023	18,811	99.60	3.72	—
	Shares	Weighted- Average Exercise Price per Share ($)	Weighted- Average Remaining Contractual Term (Years)	Aggregate Intrinsic Value ($)
Outstanding – December 31, 2022	42,778	468.40	8.46	—
Granted	2,895	22.80	—	—
Exercised	—	—	—	—
Forfeited	(927)	282.80	—	—
Expired/Cancelled	(495)	362.00	—	—
Outstanding – September 30, 2023	44,251	444.40	7.81	—
Options Exercisable at September 30, 2023	22,827	516.40	7.50	—
Option Vested at September 30, 2023	22,827	444.40	7.50	—

Schedule of Nonvested Restricted Stock Units	A summary of the status of the Company’s nonvested restricted stock units as of December 31, 2022, and changes during the nine months ended September 30, 2023, is presented below:
	Shares	Weighted-Average Grant Date Fair Value ($)
Nonvested at December 31, 2022	10,906	257.20
Granted(1)	72,567	22.40
Vested/Release	(71,666)	44.00
Cancelled/Forfeited	(1,446)	184.40
Nonvested and Outstanding at September 30, 2023	10,361	99.20